Income Taxes (Details) - Schedule of provision for (benefit from) income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal
State	1	1
Foreign	16	16
Total Current	17	17
Deferred:
Federal
State
Foreign	9	(10)
Total Deferred	9	(10)
Provision for (benefit from) income taxes	$ 26	$ 7